CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 30,191,069	$ 23,834,129	$ 18,531,178
Cost of revenue	(16,206,823)	(7,531,800)	(6,108,676)
Gross profit	13,984,246	16,302,329	12,422,502
Operating expenses:
Selling	(522,168)	(928,680)	(759,647)
Research and development	(281,618)	(1,031,204)	(286,842)
General and administrative expenses	(3,613,361)	(4,860,189)	(3,058,548)
Total operating expenses	(4,417,147)	(6,820,073)	(4,105,037)
Income from operations	9,567,099	9,482,256	8,317,465
Other income (expense)
Interest income	147,840	629	219,001
Interest expense	(439,607)	(171,938)	(142,641)
Other finance expenses	(82,338)	(4,415)	(3,656)
Other income, net	864,198	221,146	134,667
Total other income, net	490,093	45,422	207,371
Income before income taxes	10,057,192	9,527,678	8,524,836
Provision for income taxes	1,776,175	453,724	605,428
Net income	8,281,017	9,073,954	7,919,408
Other comprehensive (loss) income Foreign currency translation adjustment	(3,220,363)	(521,738)	(1,474,126)
Comprehensive income	5,060,654	8,552,216	6,445,282
Less: Comprehensive income attributable to non-controlling interests	(111,404)
Comprehensive income attributable to Blue Hat Interactive Entertainment shareholders	$ 4,949,250	$ 8,552,216	$ 6,445,282
Weighted average number of ordinary shares Basic	38,553,694	35,141,114	33,000,000
Weighted average number of ordinary shares Diluted	38,553,694	35,141,114	33,000,000
Earnings per share basic	$ 0.21	$ 0.26	$ 0.24
Earnings per share diluted	$ 0.21	$ 0.26	$ 0.24